Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	American Funds Emerging Markets Bond Fund
Entity Central Index Key	0001660935
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Mar. 01, 2020
Prospectus Date	Mar. 01, 2020
American Funds Emerging Markets Bond Fund® | Class R-6
Prospectus:
Trading Symbol	REGGX
American Funds Emerging Markets Bond Fund® | Class R-5E
Prospectus:
Trading Symbol	REGJX
American Funds Emerging Markets Bond Fund® | Class R-5
Prospectus:
Trading Symbol	REGFX
American Funds Emerging Markets Bond Fund® | Class R-4
Prospectus:
Trading Symbol	REGEX
American Funds Emerging Markets Bond Fund® | Class R-3
Prospectus:
Trading Symbol	REGCX
American Funds Emerging Markets Bond Fund® | Class R-2E
Prospectus:
Trading Symbol	REGHX
American Funds Emerging Markets Bond Fund® | Class R-2
Prospectus:
Trading Symbol	REGBX
American Funds Emerging Markets Bond Fund® | Class R-1
Prospectus:
Trading Symbol	REGAX
American Funds Emerging Markets Bond Fund® | Class F-2
Prospectus:
Trading Symbol	EBNFX
American Funds Emerging Markets Bond Fund® | Class 529-A
Prospectus:
Trading Symbol	CBNAX
American Funds Emerging Markets Bond Fund® | Class T
Prospectus:
Trading Symbol	TEBMX
American Funds Emerging Markets Bond Fund® | Class 529-T
Prospectus:
Trading Symbol	TMEBX
American Funds Emerging Markets Bond Fund® | Class F-3
Prospectus:
Trading Symbol	EBNGX
American Funds Emerging Markets Bond Fund® | Class F-1
Prospectus:
Trading Symbol	EBNEX
American Funds Emerging Markets Bond Fund® | Class C
Prospectus:
Trading Symbol	EBNCX
American Funds Emerging Markets Bond Fund® | Class A
Prospectus:
Trading Symbol	EBNAX
American Funds Emerging Markets Bond Fund® | Class 529-F-1
Prospectus:
Trading Symbol	CBNFX
American Funds Emerging Markets Bond Fund® | Class 529-E
Prospectus:
Trading Symbol	CBNEX
American Funds Emerging Markets Bond Fund® | Class 529-C
Prospectus:
Trading Symbol	CBNCX